Earnings (Loss) per Share (Additional Information) (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2022 shares	Jun. 30, 2022 shares	Jan. 13, 2022
Earnings Per Share [Abstract]
Potentially dilutive common share equivalents	23,482,845	23,482,845
Common stock exchange ratio			2.59